Summary of Signification Accounting Policies - Schedule of Disaggregation Information of Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregation Information of Revenues [Line Items]
Total revenue	$ 9,121,016	$ 28,154,803
Percentage of total revenue	100.00%	100.00%
Food and Beverage [Member]
Schedule of Disaggregation Information of Revenues [Line Items]
Total revenue	$ 1,372,113	$ 14,341,959
Percentage of total revenue	15.04%	50.93%
Fresh Produce [Member]
Schedule of Disaggregation Information of Revenues [Line Items]
Total revenue	$ 800,142	$ 7,739,563
Percentage of total revenue	8.77%	27.49%
Lifestyle and Other Personal Care Items [Member]
Schedule of Disaggregation Information of Revenues [Line Items]
Total revenue	$ 30,465	$ 24,881
Percentage of total revenue	0.33%	0.09%
Packaged-Tour [Member]
Schedule of Disaggregation Information of Revenues [Line Items]
Total revenue	$ 6,918,296	$ 6,040,684
Percentage of total revenue	75.85%	21.46%
Insurance Referral [Member]
Schedule of Disaggregation Information of Revenues [Line Items]
Total revenue		$ 7,716
Percentage of total revenue		0.03%